Balances and Transactions with Related Parties (Details Textual) $ in Thousands	6 Months Ended
Jun. 30, 2018 USD ($)
Balances and Transactions with Related Parties (Textual)
Long term loans to related party	$ 949
Long term loan maturity date	Dec. 31, 2020